EQUITY - February 2021 Registered Direct Offering Warrants (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Class of Warrant or Right [Line Items]
Change in fair value of derivative liabilities			$ (1,641,650)	$ (5,185,309)	$ (6,951,482)	$ 1,710,415
February 2021 Registered Direct Offering Warrants [Member]
Class of Warrant or Right [Line Items]
Number of warrants outstanding	53,262		53,262		53,262	53,262
Change in fair value of derivative liabilities	$ 1,952	$ 102,568	$ 51,581	$ 514,123	$ 572,018	$ 117,713
Fair value of the derivative instrument	$ 13,962		$ 13,962		$ 65,543	$ 637,561
February 2021 Registered Direct Offering Warrants [Member] | Pre Reverse Split [Member]
Class of Warrant or Right [Line Items]
Number of warrants outstanding	532,609		532,609		532,609	532,609